AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 54,435	$ 40,757
Gross unrealized gain	19	88
Gross unrealized loss	(183)	(47)
Fair value	54,271	40,798
Available-for-sale securities matures within one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	15,143	3,921
Gross unrealized gain	19	7
Gross unrealized loss	(1)
Fair value	15,161	3,928
Available-for-sale securities matures after one year through three years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	30,598	36,836
Gross unrealized gain		81
Gross unrealized loss	(98)	(47)
Fair value	30,500	36,870
Available-for-sale securities matures after three year through five years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	8,694
Gross unrealized gain
Gross unrealized loss	(84)
Fair value	8,610
Governmental debentures [Member] | Available-for-sale securities matures within one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	912
Gross unrealized gain	1
Gross unrealized loss
Fair value	913
Governmental debentures [Member] | Available-for-sale securities matures after one year through three years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	562	1,673
Gross unrealized gain		4
Gross unrealized loss	(9)	(1)
Fair value	553	1,676
Governmental debentures [Member] | Available-for-sale securities matures after three year through five years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost
Gross unrealized gain
Gross unrealized loss
Fair value
Corporate debentures [Member] | Available-for-sale securities matures within one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	14,231	3,921
Gross unrealized gain	18	7
Gross unrealized loss	(1)
Fair value	14,248	3,928
Corporate debentures [Member] | Available-for-sale securities matures after one year through three years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	30,036	35,163
Gross unrealized gain		77
Gross unrealized loss	(89)	(46)
Fair value	29,947	35,194
Corporate debentures [Member] | Available-for-sale securities matures after three year through five years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	8,694
Gross unrealized gain
Gross unrealized loss	(84)
Fair value	$ 8,610